GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Goodwill
The following table presents goodwill by geography:

AS AT DEC. 31 (MILLIONS)	2018	2017
Europe	$2,131	$1,257
Canada	1,923	432
Colombia	1,384	912
United States	1,306	400
Australia	876	1,026
Brazil	762	905
Other	433	385
	$8,815	$5,317

Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Infrastructure	(a)	$3,859	$1,301
Private equity	(b)	2,411	1,555
Real estate	(c)	1,157	1,127
Renewable power	(d)	941	901
Asset management		328	312
Other		119	121
Total		$8,815	$5,317
GOODWILL
The following table presents the breakdown of, and changes to, the balance of goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$5,707	$4,162	$(390)	$(379)	$5,317	$3,783
Acquisitions through business combinations	4,158	1,157	—	—	4,158	1,157
Impairment losses	—	—	—	(5)	—	(5)
Foreign currency translation and other[1]	(667)	388	7	(6)	(660)	382
Balance, end of year	$9,198	$5,707	$(383)	$(390)	$8,815	$5,317

1.	Includes adjustment to goodwill based on final purchase price allocation.
The following table presents goodwill by geography:

AS AT DEC. 31 (MILLIONS)	2018	2017
Europe	$2,131	$1,257
Canada	1,923	432
Colombia	1,384	912
United States	1,306	400
Australia	876	1,026
Brazil	762	905
Other	433	385
	$8,815	$5,317

Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Infrastructure	(a)	$3,859	$1,301
Private equity	(b)	2,411	1,555
Real estate	(c)	1,157	1,127
Renewable power	(d)	941	901
Asset management		328	312
Other		119	121
Total		$8,815	$5,317

a)	Infrastructure
Goodwill in our Infrastructure segment is primarily attributable to acquisitions completed in 2018, including a North American residential energy infrastructure operation ($1.3 billion), a Colombian natural gas distribution business ($621 million), a Western Canadian natural gas gathering and processing business ($524 million) and a portfolio of North American data centers ($463 million). The purchase price allocations for these acquisitions have been completed on a preliminary basis.
Excluding the acquisitions completed in 2018, the remainder of the goodwill is primarily attributable to a Brazilian regulated gas transmission business and Australian port business.
Goodwill attributable to our Brazilian regulated gas transmission arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
The valuation assumptions used to determine the recoverable amount for our Australian port business are a discount rate of 13.3% (2017 – 15.0%), terminal capitalization multiple of 9.1x (2017 – 8.9x) and a cash flow period of 10 years (2017 – 10 years). The recoverable amounts for the years ended 2018 and 2017 were determined to be in excess of their carrying values.

b)	Private Equity
Goodwill in our Private Equity segment is primarily attributable to our construction services business, which we test for impairment using a discounted cash flow analysis to determine the recoverable amount. The recoverable amounts for the years ended 2018 and 2017 were determined to be in excess of their carrying values. The valuation assumptions used to determine the recoverable amount are a discount rate of 10.0% (2017 – 9.7%), terminal growth rate of 2.8% (2017 – 2.9%) and terminal year of 2023 for cash flows included in the assumptions (2017 – 2022). The discount rate represents the market-based weighted-average cost of capital adjusted for risks specific to each operating region and the terminal growth rate represents the regional five-year forecasted average growth rate from leading industry organizations, weighted by our geographic exposure which can vary year over year.
Acquisitions completed in 2018 increased the amount of goodwill in our Private Equity segment, including a service provider to the offshore oil production industry ($547 million) and our service provider to the power generation industry ($213 million). The purchase price allocations for these acquisitions have been completed on a preliminary basis. The remaining goodwill is primarily associated with our road fuel distribution business and our western Canadian energy operations.

c)	Real Estate
Goodwill in our Real Estate segment is primarily attributable to Center Parcs and IFC Seoul. Goodwill is tested annually for impairment by assessing if the carrying value of the cash-generating unit, including the allocated goodwill, exceeds its recoverable amount, determined as the greater of the estimated fair value less costs to sell or the value in use. The recoverable amounts for the years ended 2018 and 2017 were determined to be in excess of their carrying values.
The valuation assumptions used to determine the recoverable amount for Center Parcs are a discount rate of 7.4% (2017 – 7.7%) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 2.0% (2017 – 2.3%).
The valuation assumptions used to determine the recoverable amount for IFC Seoul were a discount rate of 7.7% (2017 – n/a) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 2.0% (2017 – n/a).

d)	Renewable Power
Goodwill in our Renewable Power segment, which is primarily attributable to a hydroelectric portfolio in Colombia, arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
Inputs used to Determine Recoverable Amounts of Goodwill
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year